EQUITY - Restricted net assets (Details) ¥ in Millions	Jul. 25, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Statutory reserve		$ 898,133	$ 898,133
Retained earnings		28,996,464	$ 35,743,917
Beijing Baosheng
Subsidiary, Sale of Stock [Line Items]
Litigation contractual disputes | ¥	¥ 47.7
Equity interests	100.00%
Horgos Baosheng
Subsidiary, Sale of Stock [Line Items]
Retained earnings		63,209,808
Kashi Baosheng
Subsidiary, Sale of Stock [Line Items]
Retained earnings		$ 39,296,855